STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 8 STOCKHOLDERS’ DEFICIT

(A) Common Stock Issued for Cash

On March 9, 2019, the Company entered into a purchase agreement with one investor (the “Purchase Agreement”). Pursuant to the Purchase Agreement, the Company issued the investor 14,797,278 Units at a purchase price of $0.06758 per Unit, for total gross proceeds to the Company of $1,000,000. The Units consist of 14,797,278 shares of the Company’s Class A Common Stock (the “Common Stock”) and two warrants (the “Warrants”): (i) one warrant entitles the investor to purchase up to 14,797,278 shares of Common Stock at an exercise price of $0.06 per share (the “6 Cent Warrants”) and (ii) one warrant entitles the investor to purchase up to 7,398,639 shares of Common Stock at an exercise price of $0.08 per share (the “8 Cent Warrant”). The Warrants shall be exercisable at any time from the issuance date until the following expiration dates:

●	½ of all $0.06 Warrants shall expire on March 8, 2021;
●	½ of all $0.06 Warrants shall expire on March 8, 2022;
●	½ of all $0.08 Warrants shall expire on March 8, 2022; and,
●	½ of all $0.08 Warrants shall expire on March 8, 2023.

On March 2, 2021, the Company determined to amend and extend the expiration of the warrants expiring on March 8, 2021 as follows:

●	1,479,728 of all $0.06 Warrants shall expire on March 8, 2021.
●	1,479,728 of all $0.06 Warrants shall expire on May 8, 2021
●	1,479,728 shares of all $0.06 Warrants shall expire on July 8, 2021
●	1,479,728 shares of all $0.06 Warrants shall expire on September 8, 2021
●	1,479,727 shares of all $0.06 Warrants shall expire on November 8, 2021

On March 2, 2021, the Company issued 1,479,728 shares of Common stock in connection with the exercise of 1,479,728 warrants for $88,784 (See Note 8 (C)).

On May 4, 2021, the Company issued 1,479,728 shares of Common stock in connection with the exercise of 1,479,728 warrants for $88,784 (See Note 8 (C)).

(B) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

On September 3, 2021, the Company issued 3,000,000 shares of its class A common stock for services with a fair value of $242,100 ($0.0807/share) on the date of grant.

(C) Common Stock Warrants and Options

On March 5, 2021, the Company issued 786,280 shares of Common stock in connection with the cashless exercise of 2,000,000 warrants.

On March 2, 2021, the Company issued 1,479,728 shares of Common stock in connection with the exercise of 1,479,728 warrants for $88,784 (See Note 8 (A)).

On May 4, 2021, the Company issued 1,479,728 shares of Common stock in connection with the exercise of 1,479,728 warrants for $88,784 (See Note 8 (A)).

On February 24, 2021, the Company issued 70,786 shares of Common stock in connection with the cashless exercise of 200,000 warrants.

On July 30, 2020, the Company issued 9,941,623 shares of Common stock in connection with the cashless exercise of 10,000,000 warrants.

On July 8, 2021, the Company issued a 4-year option to purchase 500,000 shares of common stock at an exercise price of $0.116 per share to employees for services rendered. The options had a fair value of $46,890, based upon the Black-Scholes option-pricing model on the date of grant and 500,000 options are fully vested on the date granted.

Expected dividends	0%
Expected volatility	130.18%
Expected term	4 years
Risk free interest rate	0.37%
Expected forfeitures	0%

On July 8, 2021, the Company extended the expiration date of the warrant issued on February 9, 2018, to July 8, 2025. During the nine months ended September 30, 2021, the Company recorded an additional $100,941 as an expense for the warrant extension.

Expected dividends	0%
Expected volatility	130.18%
Expected term	4 years
Risk free interest rate	0.37%
Expected forfeitures	0%

On April 27, 2021, the Company extended the expiration date of the warrant issued on October 2, 2016 to October 1, 2026. During the nine months ended September 30, 2021 the Company recorded an additional $217,715 as an expense for the warrant extension.

Expected dividends	0%
Expected volatility	158.54%
Expected term	3 years
Risk free interest rate	1.37%
Expected forfeitures	0%

On February 2, 2021, the Company extended the expiration date of the warrant to May 29, 2026. During the nine months ended September 30, 2021 the Company recorded an additional $85 as an expense for the warrant extension.

Expected dividends	0%
Expected volatility	112%
Expected term	5 years
Risk free interest rate	0.18%
Expected forfeitures	0%

On January 1, 2016, the Company issued 3-year warrant to purchase 6,000,000 shares of common stock at $0.001 per share to a related party for services to be rendered. The warrants had a fair value of $142,526, based upon the Black-Scholes option-pricing model on the date of grant and vested on February 20, 2017, and will be exercisable commencing on February 20, 2018, and for a period expiring on February 20, 2021. On February 2, 2021, the Company extended the expiration date of the warrant to May 29, 2026. During the nine months ended September 30, 2021 the Company recorded an additional $85 as an expense for the warrant extension.

Expected dividends	0%
Expected volatility	112%
Expected term	5 years
Risk free interest rate	0.18%
Expected forfeitures	0%

On January 25, 2021, the Company issued a 7-year option to purchase 2,500,000 shares of common stock at an exercise price of $0.134 per share to a related party for services rendered. The options had a fair value of $310,165, based upon the Black-Scholes option-pricing model on the date of grant. Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028. During the nine months ended September 30, 2021, the Company recorded $65,194 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.22%
Expected term	7 years
Risk free interest rate	1.46%
Expected forfeitures	0%

On February 19, 2020 the Company issued a 10-year option to purchase 6,000,000 shares of common stock at an exercise price of $0.115 per share to a related party for services rendered. The options had a fair value of $626,047, based upon the Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030. During the nine months ended September 30, 2021, the Company recorded $77,988 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.50%
Expected forfeitures	0%

On February 19, 2020 the Company issued a 7-year option to purchase 1,340,000 shares of common stock at an exercise price of $0.115 per share to employees for services rendered. The options had a fair value of $133,063, based upon the Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027. During the nine months September 30, 2021, the Company recorded $23,788 as an expense for options issued, net of $20,853 for the 800,000 options cancelled due to termination of employment.

Expected dividends	0%
Expected volatility	125.19%
Expected term	6 years
Risk free interest rate	1.46%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 3-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $291,842, based upon the Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026. During the nine months ended September 30, 2021, the Company recorded $51,816 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year options to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $18,240, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026. During the year ended December 31, 2020, the Company recorded $9,133, as an expense for options issued. The options were cancelled on March 2, 2021. The Company also recorded a $12,751 reduction to warrant expense related to the warrant cancellation.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year options to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $19,525, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2022. Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027. During the year ended December 31, 2020, the Company recorded $6,520, as an expense for options issued. The options were cancelled on March 2, 2021. The Company also recorded a $9,103 reduction to warrant expense related to the warrant cancellation.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0%

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2020	49,120,917		1.83
Granted	8,500,000	-	-
Exercised	(2,959,456)	-	-
Cancelled/Forfeited	(1,250,000)	-	-
Balance, September 30, 2021	53,411,461		2.65
Intrinsic Value	$1,741,631

For the nine months ended September 30, 2021, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	11,000,000	3.32	$953,500
$0.056	1,000,000	3.77	$31,500
$0.04	2,300,000	5.01	$109,250
$0.06	4,439,184	0.08	$388,428
$0.06	7,398,639	0.44	$203,463
$0.08	3,699,320	0.43	$27,745
$0.08	3,699,320	1.43	$27,745
$0.2299	8,250,000	3.46	$-
$0.16	3,125,000	4.45	$-
$0.25	8,000,000	4.73	$-
$0.1160	500,000	3.77	$-

For the year ended December 31, 2020, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	11,000,000	1.19	$1,371,500
$0.056	2,000,000	0.60	$139,000
$0.04	2,300,000	0.65	$196,650
$0.06	7,398,639	0.18	$484,611
$0.06	7,398,639	1.18	$484,611
$0.08	3,699,320	1.18	$168,319
$0.08	3,699,320	2.18	$168,319
$0.2299	8,500,000	4.27	$-
$0.16	3,125,000	4.95	$-

For the nine months ended September 30, 2021, the following options were outstanding:

			Weighted Average
Exercise	Options	Options	Remaining
Price	Outstanding	Exercisable	Contractual Life

$0.115	-	26,802,500	19.37

For the year ended December 31, 2020, the following options were outstanding:

			Weighted Average
Exercise	Options	Options	Remaining
Price	Outstanding	Exercisable	Contractual Life

$0.115	-	22,267,800	22.6

(D) Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock. Two shares of Series A Preferred stock have been authorized.

(E) Common Stock Issued for Debt

On April 23, 2021, the Company issued 836,574 shares of Common Stock in exchange for conversion of $100,000 of principle balance on a convertible debenture and $1,644 of accrued interest (See Note 7).

On April 26, 2021, the Company issued 2,063,391 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $3,178 of accrued interest (See Note 7).

On April 30, 2021, the Company issued 2,058,686 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $3,630 of accrued interest. The shares had a fair value of $338,654 (See Note 7).

On June 7, 2021, the Company issued 2,431,506 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $25,644 of accrued interest (See Note 7).

On June 23, 2021, the Company issued 2,422,195 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $10,247 of accrued interest (See Note 7).

On July 6, 2021, the Company issued 2,343,919 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $7,671 of accrued interest (See Note 7).

On July 20, 2021, the Company issued 1,664,823 shares of Common Stock in exchange for conversion of $100,000 of principle balance on a convertible debenture and $60,822 of accrued interest (See Note 7).

On July 29, 2021, the Company issued 3,101,546 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $11,836 of accrued interest (See Note 7).

On August 16, 2021, the Company issued 2,277,273 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $6,904 of accrued interest (See Note 7).

On August 23, 2021, the Company issued 3,454,203 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $11,397 of accrued interest (See Note 7).

On August 30, 2021, the Company issued 2,284,808 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $3,082 of accrued interest (See Note 7).

On September 8, 2021, the Company issued 4,311,269 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $6,521 of accrued interest (See Note 7).

On September 14, 2021, the Company issued 2,936,668 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $2,630 of accrued interest (See Note 7).

On September 20, 2021, the Company issued 4,138,369 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $4,095 of accrued interest (See Note 7).

NOTE 8 STOCKHOLDERS’ DEFICIT

(A) Common Stock Issued for Cash

On March 9, 2019, the Company entered into a purchase agreement with one investor (the “Purchase Agreement”). Pursuant to the Purchase Agreement, the Company issued the investor 14,797,278 Units at a purchase price of $0.06758 per Unit, for total gross proceeds to the Company of $1,000,000. The Units consist of 14,797,278 shares of the Company’s Class A Common Stock (the “Common Stock”) and two warrants (the “Warrants”): (i) one warrant entitles the investor to purchase up to 14,797,278 shares of Common Stock at an exercise price of $0.06 per share (the “6 Cent Warrants”) and (ii) one warrant entitles the investor to purchase up to 7,398,639 shares of Common Stock at an exercise price of $0.08 per share (the “8 Cent Warrant”). The Warrants shall be exercisable at any time from the issuance date until the following expiration dates:

● ½ of all $0.06 Warrants shall expire on March 8, 2021;

● ½ of all $0.06 Warrants shall expire on March 8, 2022;

● ½ of all $0.08 Warrants shall expire on March 8, 2022; and,

● ½ of all $0.08 Warrants shall expire on March 8, 2023.

(B) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

On March 20, 2019, the Company issued 4,052,652 shares of its class A common stock with a fair value of $281,659 ($0.0695/share) on the date of settlement. The Company settled $243,159 of accounts payable to the University of Notre Dame. The Company recorded an additional amount of $38,500 based on the fair value of the shares on the date of settlement. See Note 8 (A).

(C) Common Stock Warrants and Options

On July 30, 2020, the Company issued 9,941,623 shares of Common stock in connection with the cashless exercise of 10,000,000 warrants.

On February 19, 2020 the Company issued a 20-year option to purchase 20,000,000 shares of common stock at an exercise price of $0.115 per share to a related party for services rendered. The options had a fair value of $2,198,411, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on February 19, 2025, and for a period of 15 years expiring on February 19, 2040. During the year ended December 31, 2020, the Company recorded $2,198,411 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.56%
Expected forfeitures	0%

On February 19, 2020 the Company issued a 10-year option to purchase 6,000,000 shares of common stock at an exercise price of $0.115 per share to a related party for services rendered. The options had a fair value of $626,047, based upon the Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030. During the year ended December 31, 2020, the Company recorded $272,673 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.50%
Expected forfeitures	0%

On February 19, 2020 the Company issued a 7-year option to purchase 1,340,000 shares of common stock at an exercise price of $0.115 per share to employees for services rendered. The options had a fair value of $133,063, based upon the Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027. During the year ended December 31, 2020, the Company recorded $40,935 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	6 years
Risk free interest rate	1.46%
Expected forfeitures	0%

On September 26, 2019, the Company issued 766,667 shares in connection with the cashless exercise of the 1,000,000 warrants. On August 14, 2019, the Company issued 7,967,871 shares in connection with the cashless exercise of the 8,000,000 warrants.

On August 8, 2019, the Company issued a 2-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $267,574, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024. During the year ended December 31, 2019, the Company recorded $267,574 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $267,574, based upon the Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2020. Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025. During the year ended December 31, 2020, the Company recorded $161,568 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 3-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $291,842, based upon the Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026. During the year ended December 31, 2020, the Company recorded $146,121 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 1,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $118,874, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023. During the year ended December 31, 2019, the Company recorded $118,874 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 1,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $118,874, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2021, and for a period of 3 years expiring on August 8, 2024. During the year ended December 31, 2019, the Company recorded $118,874 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to an employee for services rendered. The options had a fair value of $14,859, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023. During the year ended December 31, 2019, the Company recorded $14,859, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $16,723, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2020. Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025. During the year ended December 31, 2020, the Company recorded $10,098, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year options to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $18,240, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026. During the year ended December 31, 2020, the Company recorded $9,133, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year options to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $19,525, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2022. Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027. During the year ended December 31, 2020, the Company recorded $6,520, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0%

On March 20, 2018, the Company issued a 4-year warrant to purchase 600,000 shares of common stock at an exercise price of $0.001 per share to a consultant for services rendered. The warrants had a fair value of $19,915, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on March 20, 2018. Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022. During the year ended December 31, 2019, the Company recorded $19,915 as an expense for warrants issued. On April 5, 2019, the Company cancelled 600,000 warrant issued to a consultant on February 20, 2018 in exchange for $6,000 cash payment. In addition the Company also recorded a $19,915 reduction to warrant expense related to the warrant cancellation.

Expected dividends	0%
Expected volatility	97.56%
Expected term	4 years
Risk free interest rate	2.65%
Expected forfeitures	0%

On September 26, 2019, the Company issued 766,667 shares in connection with the cashless exercise of the 1,000,000 warrants.

On August 14, 2019, the Company issued 7,967,871 shares in connection with the cashless exercise of the 8,000,000 warrants.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2019	55,995,917		2.77
Granted	3,125,000	-	-
Exercised	(10,000,000)	-	-
Cancelled/Forfeited	-	-	-
Balance, December 31, 2020	49,120,917		1.83
Intrinsic Value	$3,013,010

For the year ended December 31, 2020, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	11,000,000	1.19	$1,371,500
$0.056	2,000,000	0.60	$139,000
$0.04	2,300,000	0.65	$196,650
$0.06	7,398,639	0.18	$484,611
$0.06	7,398,639	1.18	$484,611
$0.08	3,699,320	1.18	$168,319
$0.08	3,699,320	2.18	$168,319
$0.2299	8,500,000	4.27	$-
$0.16	3,125,000	4.95	$-

For the year ended December 31, 2019, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	21,000,000	1.65	$4,069,800
$0.056	3,000,000	1.61	$387,600
$0.04	2,300,000	1.70	$445,740
$0.06	7,398,639	1.19	$1,433,856
$0.06	7,398,639	2.19	$1,433,856
$0.08	3,699,320	2.19	$716,928
$0.08	3,699,320	3.19	$719,928
$0.2299	8,500,000	5.39	$1,647,300

For the year ended December 31, 2020, the following options were outstanding:

			Weighted Average
Exercise	Options	Options	Remaining
Price	Outstanding	Exercisable	Contractual Life

$0.115	-	22,267,800	22.6

(D) Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock. Two shares of Series A Preferred stock have been authorized.

(E) Common Stock Issued for Debt

None

(F) Capital contribution – Related Party

For the year ended December 31, 2020, the Company recorded $17,495 as contribution of capital by Chief Financial Officer.